Basis of Presentation and Summary of Material Accounting Policies (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Material Accounting Policies
Real estate for sale	$ 0	$ 12,457
Interests in resource properties, carrying amount	192,142
Carrying amount	1,498	25,753	$ 28,871
Deferred income tax assets	$ 11,138	$ 9,509